Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Schedule of financial statement amounts and balances of the consolidated VIEs
	As of March 31, 2023	As of March 31, 2022
	USD	USD
Current Assets:
Cash and cash equivalents	678,691	2,394,869
Accounts receivable and contract assets, net	10,062	15,247
Prepayments and other assets	43,779	55,864
Amounts due from related parties	26,206,288	27,139,795
Total Current Assets	26,938,820	29,605,775
Property, equipment and software, net	28,698	53,888
Total Assets	26,967,518	29,659,663

Current Liabilities
Accrued expenses and other current liabilities	32,430	77,296
Taxes (benefit) payable	(12,624)	11,909
Total Current Liabilities	19,806	89,205
Total Liabilities	19,806	89,205
	Year ended	Year ended	Year ended
	March 31, 2023	March 31, 2022	March 31, 2021
	USD	USD	USD
Net revenues	27,324	311,725	1,759,941
Net loss	(348,806)	(11,527,588)	(24,258,182)
	Year ended	Year ended	Year ended
	March 31, 2023	March 31, 2022	March 31, 2021
	USD	USD	USD
Net cash provided by (used in) operating activities	(559,973)	5,613,401	21,401,699
Net cash provided by (used in) investing activities	-	(1,455,547)	407,419
Net cash (used in) financing activities	(1,156,948)	(13,203,558)	(13,127,699)

Schedule of disaggregation of revenue
	Year ended	Year ended	Year ended
	March 31, 2023	March 31, 2022	March 31, 2021
	USD	USD	USD
Revenue
Revenue from medical devices	13,186,525	6,000,000	-
Total revenues	13,186,525	6,000,000	-
Tax and surcharges	4,964	-	-
Net Revenues	13,181,561	6,000,000	-

Schedule of depreciation and amortization are calculated using the straight-line method estimated useful lives
Useful life
Office equipment	3-5 years

Schedule of noncontrolling interest
	December 31, 2023	December 31, 2022
	USD	USD
We Healthy	114,212	1,976

Schedule of spot exchange rates and average exchange rates
	Fiscal year 2023	Fiscal year 2022	Fiscal year 2021
US Exchange Rate
Year-end RMB	6.8676	6.3393	6.5518
Year average RMB	6.8516	6.4180	6.7834